Note 52 - Accountant Fees And Services (Tables)	12 Months Ended
Dec. 31, 2019
Auditors Remuneration Abstract
Table Of Auditor Remuneration Explanatory
Fees for Audits conducted and other related services (Millions of euros) (**)
	2019	2018	2017
Audits of the companies audited by firms belonging to the KPMG worldwide organization and other reports related with the audit (*)	28.1	26.1	27.2
Other reports required pursuant to applicable legislation and tax regulations issued by the national supervisory bodies of the countries in which the Group operates, reviewed by firms belonging to the KPMG worldwide organization	1.5	1.5	1.9
Fees for audits conducted by other firms	-	0.1	0.1

Disclosure Of Auditors Remuneration For Other Services explanatory
Other services rendered (Millions of Euros)
	2019	2018	2017
Firms belonging to the KPMG worldwide organization	0.3	0.3	0.5

Table Of Auditor Remuneration And Other Services Provided
Fees for audits conducted (*) (Millions of Euros)
	2019	2018	2017
Legal audit of BBVA, S.A. or its companies under control	6.5	6.7	6.8
Other audit services of BBVA, S.A. or its companies under control	5.5	5.9	5.0
Limited Review of BBVA, S.A. or its companies under control	0.9	1.1	0.9
Reports related to issuances	0.3	0.3	0.4
Assurance services and other required by the regulator	0.8	0.9	0.6